Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
In accordance with SEC rules, we prepared the analysis set forth below of the relationship between the compensation actually paid to our CEO and other named executives and certain financial performance measures over the last three fiscal years.
Pay Versus Performance Disclosure Table
Value of Initial Fixed $ 100 Investment Based on:
Year	Summary Compen- sation Table Total for CEO ($)(1)	Compensation Actually Paid to CEO ($)(2)	Average Summary Compen- sation Table Total for Non-CEO NEOs(3)	Average Compen- sation Actually Paid to Non-CEO NEOs ($)(4)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (5)	Net Income (millions) ($)	Adjusted EBITDA (millions) ($)(6)
2022	$4,949,522	$5,303,616	$1,260,154	$1,255,537	175.66	215.41	$159.4	$226.8
2021	$2,619,379	$4,869,315	$703,460	$924,806	155.89	187.27	$182.0	$252.9
2020	$2,184,845	$1,330,812	$547,978	$476,192	71.52	84.30	$(225.6)	$71.8

(1)
The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Wobensmith, our Chief Executive Officer and President, for each corresponding year in the “Total” column of the Summary Compensation Table (“SCT”).

(2)
The dollar amounts reported in this column represent the amount of “Compensation Actually Paid” to Mr. Wobensmith as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Wobensmith during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Wobensmith’s total compensation for each year to determine the compensation actually paid:.

Adjustments to Determine Compensation Actually Paid for CEO	2022	2021	2020
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(3,149,984)	(600,000)	(600,001)
Deduction for Amounts Reported under the “Option Awards” Column in the SCT	—	(300,000)	(338,763)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year End	2,827,991	1,141,870	828,851
Increase/deduction for Change in Fair Value from prior Year End to current Year End of Awards Granted Prior to year that were Outstanding and Unvested as of Year end	(50,922)	1,537,011	(565,922)
Increase/deduction for Change in Fair Value from Prior Year End to Vesting Date of Awards Granted Prior to year that Vested during year	727,009	471,054	(178,198)
Total Adjustments	354,094	2,249,936	(854,033)
(3)
The dollar amounts reported in this column represent the average of the amounts reported for the our named executives as a group (excluding Mr. Wobensmith) in the “Total” column of the SCT in each applicable year.

(4)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Mr. Wobensmith), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Mr. Wobensmith) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the named executive officers as a group (excluding Mr. Wobensmith) for each year to determine the compensation actually paid, using the same methodology described above in Note 2.

Adjustments to Determine Compensation Actually Paid for Non-CEO NEOs	2022	2021	2020
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(683,327)	(67,778)	(67,778)
Deduction for Amounts Reported under the “Option Awards” Column in the SCT	—	(33,889)	(38,268)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year End	624,353	128,988	93,630
Increase/deduction for Change in Fair Value from prior Year End to current Year End of Awards Granted Prior to year that were Outstanding and Unvested as of Year End	(13,231)	151,827	(48,652)
Increase/deduction for Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to year that Vested during year	67,587	42,198	(10,718)
Total Adjustments	(4,617)	221,346	(71,786)
(5)
The peer group used for this purpose consists of Eagle Bulk Shipping, Star Bulk Carriers Corp., Diana Shipping Inc., Golden Ocean Group Limited, Safe Bulkers, Inc., Pacific Basin Shipping Limited, Pangaea Logistics Solutions Ltd., Belships ASA, Seanergy Maritime Holdings Corp., and Thorensen Thai Agencies Plc.

(6)
We have determined that Adjusted EBITDA is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our named executives, for the most recently completed fiscal year, to company performance. For a reconciliation of Adjusted EBITDA to Net Income, please see Appendix A.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(3)
The dollar amounts reported in this column represent the average of the amounts reported for the our named executives as a group (excluding Mr. Wobensmith) in the “Total” column of the SCT in each applicable year.

Peer Group Issuers, Footnote [Text Block]
(5)
The peer group used for this purpose consists of Eagle Bulk Shipping, Star Bulk Carriers Corp., Diana Shipping Inc., Golden Ocean Group Limited, Safe Bulkers, Inc., Pacific Basin Shipping Limited, Pangaea Logistics Solutions Ltd., Belships ASA, Seanergy Maritime Holdings Corp., and Thorensen Thai Agencies Plc.

PEO Total Compensation Amount	$ 4,949,522	$ 2,619,379	$ 2,184,845
PEO Actually Paid Compensation Amount	$ 5,303,616	4,869,315	1,330,812
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts reported in this column represent the amount of “Compensation Actually Paid” to Mr. Wobensmith as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Wobensmith during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Wobensmith’s total compensation for each year to determine the compensation actually paid:.

Adjustments to Determine Compensation Actually Paid for CEO	2022	2021	2020
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(3,149,984)	(600,000)	(600,001)
Deduction for Amounts Reported under the “Option Awards” Column in the SCT	—	(300,000)	(338,763)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year End	2,827,991	1,141,870	828,851
Increase/deduction for Change in Fair Value from prior Year End to current Year End of Awards Granted Prior to year that were Outstanding and Unvested as of Year end	(50,922)	1,537,011	(565,922)
Increase/deduction for Change in Fair Value from Prior Year End to Vesting Date of Awards Granted Prior to year that Vested during year	727,009	471,054	(178,198)
Total Adjustments	354,094	2,249,936	(854,033)

Non-PEO NEO Average Total Compensation Amount	$ 1,260,154	703,460	547,978
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,255,537	924,806	476,192
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Mr. Wobensmith), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding Mr. Wobensmith) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the named executive officers as a group (excluding Mr. Wobensmith) for each year to determine the compensation actually paid, using the same methodology described above in Note 2.

Adjustments to Determine Compensation Actually Paid for Non-CEO NEOs	2022	2021	2020
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT	(683,327)	(67,778)	(67,778)
Deduction for Amounts Reported under the “Option Awards” Column in the SCT	—	(33,889)	(38,268)
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year End	624,353	128,988	93,630
Increase/deduction for Change in Fair Value from prior Year End to current Year End of Awards Granted Prior to year that were Outstanding and Unvested as of Year End	(13,231)	151,827	(48,652)
Increase/deduction for Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to year that Vested during year	67,587	42,198	(10,718)
Total Adjustments	(4,617)	221,346	(71,786)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following chart provides a graphical representation of the Compensation Actually Paid to our CEO and the Average Compensation Actually Paid to our Non-CEO NEOs versus the company’s three-year cumulative TSR:

Compensation Actually Paid vs. Net Income [Text Block]	The following chart provides a graphical representation of the Compensation Actually Paid to our CEO and Average Compensation Actually Paid to our Non-CEO NEOs versus the company’s Net Income.
Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following chart provides a graphical representation of the Compensation Actually Paid to our CEO and Average Compensation Actually Paid to our Non-CEO NEOs versus the company’s selected measure, Adjusted EBITDA.

Total Shareholder Return Vs Peer Group [Text Block]
The following chart provides a graphical representation of our three-year cumulative TSR versus our peer group referenced above in note 5:
F

The following chart provides a graphical representation of the Compensation Actually Paid to our CEO and Average Compensation Actually Paid to our Non-CEO NEOs versus the peer group three-year cumulative TSR.

Tabular List [Table Text Block]
The following is a list of six performance measures that, in our assessment, represent the most important performance measures we used to link compensation for our named executives in 2022 to Company performance:
Adjusted EBITDA	TCE vs. Benchmark	Relative TSR%
Free Cash Flow Breakeven	Cost vs. Budget	Strategic Goals
For a further description of these performance measures, please see Appendix A.

Total Shareholder Return Amount	$ 175.66	155.89	71.52
Peer Group Total Shareholder Return Amount	215.41	187.27	84.3
Net Income (Loss)	$ 159,400,000	$ 182,000,000	$ (225,600,000)
Company Selected Measure Amount	226,800,000	252,900,000	71,800,000
PEO Name	Mr. Wobensmith	Mr. Wobensmith	Mr. Wobensmith
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(6)
We have determined that Adjusted EBITDA is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our named executives, for the most recently completed fiscal year, to company performance. For a reconciliation of Adjusted EBITDA to Net Income, please see Appendix A.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow Breakeven
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	TCE vs. Benchmark
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Cost vs. Budget
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR%
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Strategic Goals
PEO [Member] | Amounts Reported Under the "Stock Awards" Column in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,149,984)	$ (600,000)	$ (600,001)
PEO [Member] | Amounts Reported under the "Option Awards" Column in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(300,000)	(338,763)
PEO [Member] | Fair Value of Awards Granted During Year that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,827,991	1,141,870	828,851
PEO [Member] | Change in Fair Value from Prior Year End to Current Year End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(50,922)	1,537,011	(565,922)
PEO [Member] | Change In Fair value from Prior Year End to Vesting Date of Awards Granted Prior to Year that Vested during Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	727,009	471,054	(178,198)
PEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	354,094	2,249,936	(854,033)
Non-PEO NEO [Member] | Amounts Reported Under the "Stock Awards" Column in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(683,327)	(67,778)	(67,778)
Non-PEO NEO [Member] | Amounts Reported under the "Option Awards" Column in the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(33,889)	(38,268)
Non-PEO NEO [Member] | Fair Value of Awards Granted During Year that Remain Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	624,353	128,988	93,630
Non-PEO NEO [Member] | Change in Fair Value from Prior Year End to Current Year End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(13,231)	151,827	(48,652)
Non-PEO NEO [Member] | Change In Fair value from Prior Year End to Vesting Date of Awards Granted Prior to Year that Vested during Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	67,587	42,198	(10,718)
Non-PEO NEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,617)	$ 221,346	$ (71,786)